Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended		0 Months Ended							1 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 20, 2013 Semi Refrigerated	Jul. 18, 2013 Semi Refrigerated Carriers	Jun. 20, 2014 Ethylene Semi Refrigerated m3	Dec. 20, 2013 Ethylene Semi Refrigerated m3	Jul. 18, 2013 Ethylene Semi Refrigerated Carriers m3	Apr. 25, 2012 Ethylene Semi Refrigerated m3	Jul. 18, 2013 Liquefied Gas Segment Semi Refrigerated m3 Carriers	Oct. 31, 2014 Subsequent Event Semi Refrigerated Option	Oct. 15, 2014 Subsequent Event Ethylene Semi Refrigerated m3	Oct. 31, 2014 Subsequent Event Liquefied Gas Segment Semi Refrigerated Carriers m3
Subsequent Event [Line Items]
Gas carrier cargo capacity					21,000	35,000	21,000	21,000	22,000		21,000	22,000
Number of gas carriers to be purchased				5			1		2			2
Payment for property plant and equipment	$ 648,314	$ 386,854,041						$ 200,000,000				$ 51,000,000
Expected Delivery Of Vessels, month and year			2016-04							2017-06
Number of options to construct vessels										2
Option exercised date										May 31, 2015
Additional option to extend time charter, term										5 years